DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)			6 Months Ended	12 Months Ended
	Aug. 18, 2021 USD ($) $ / shares shares	Aug. 13, 2021 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) item M $ / shares shares	Dec. 31, 2021 USD ($) item M $ / shares shares	Dec. 31, 2020 $ / shares	Oct. 31, 2020 $ / shares
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares	1,650,000
Common shares, par value, (per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Proceeds from issuance initial public offering				$ 126,000,000
Proceeds from sale of private warrants				4,299,500
Transaction Costs			$ 1,080,140	1,080,140
Cash underwriting fee			500,000	500,000
Other offering cost			580,140	580,140
Cash held outside the Trust Account			349,716	799,808
Working Capital			$ 263,247	$ 988,186
Condition for future business combination number of businesses minimum | item			1	1
Condition for future business combination threshold Net Tangible Assets			$ 5,000,001	$ 5,000,001
Redemption limit percentage without prior consent			15	15
Months to complete acquisition | M			12	12
Amount to be deposited in trust account for extension of deadline for consummation of business combination			$ 1,265,000
Amount per share to be deposited in trust account for extension of deadline for consummation of business combination | $ / shares			$ 0.10
Aggregate amount to be deposited in trust account for extension of deadline for consummation of business combination			$ 2,530,000
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Transaction Costs			$ 18,797	$ 18,797
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares		11,000,000	1,650,000	1,650,000
Common shares, par value, (per share) | $ / shares		$ 0.0001
Purchase price, per unit | $ / shares		$ 10.00	$ 10.15	$ 10.15		$ 10.15
Proceeds from issuance initial public offering		$ 110,000,000
Shares issued to underwriters | shares			1,650,000	1,650,000
Payments for investment of cash in Trust Account		$ 128,397,500
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares			4,361,456	4,361,456
Price of warrant | $ / shares			$ 0.93	$ 0.93
Proceeds from sale of private warrants			$ 4,052,000	$ 4,052,000
Private Placement | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Price of warrant | $ / shares			$ 0.93	$ 0.93
Proceeds from sale of private warrants			$ 4,052,000	$ 4,052,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit | $ / shares	$ 10.00
Proceeds from issuance initial public offering	$ 16,500,000
Sale of Private Placement Warrants (in shares) | shares			266,402	266,402
Shares issued to underwriters | shares	1,650,000		1,650,000	1,650,000
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares			266,402	266,402
Price of warrant | $ / shares			$ 0.93	$ 0.93
Proceeds from sale of private warrants			$ 247,500	$ 247,500